Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Basis of consolidation
a.	Basis of consolidation

The unaudited condensed consolidated interim financial statements include those of Petróleos Mexicanos, the Subsidiary Entities and the Subsidiary Companies. All intercompany balances and transactions of the consolidated companies; income and expenses, as well as unrealized profits and losses resulting from operations between them have been eliminated in the preparation of the unaudited condensed consolidated interim financial statements pursuant to IFRS 10, “Consolidated Financial Statements” (“IFRS10”).

Unrealized gains arising from transactions with entities whose investment is accounted for using the equity method are eliminated against the investment to the extent of PEMEX’s participation in such entities. Unrealized losses are eliminated in the same way as unrealized gains.

Investment in subsidiaries

The Subsidiary Entities and Subsidiary Companies are consolidated from the date that control commences until the date that control ceases.

Petróleos Mexicanos controls a subsidiary when it is exposed to or has rights to variable returns from the company and has the ability to affect those returns through its power over the company.

The financial statements of the Subsidiary Entities and Subsidiary Companies have been prepared based on the same period of Petróleos Mexicanos’ unaudited condensed consolidated interim financial statements applying the same accounting policies.

For more information about Subsidiary Companies, see Note 4.

Investments in associates and joint arrangements

Associates are those entities in which PEMEX has significant influence but not the power to control financial and operational decisions. It is presumed that there is significant influence when PEMEX owns directly or indirectly between 20% and 50% of voting rights in another entity.

Joint arrangements are those arrangements whereby two or more parties have joint control of an arrangement. A joint arrangement is either a joint venture, where both of the parties have rights to the net assets of the arrangements, or a joint operation, where the parties have both rights to the assets, and obligations for the liabilities relating to the arrangements.

Investments in associates and joint ventures are recognized based on the equity method and recorded initially at cost, including any goodwill identified on acquisition. With respect to joint operations, the assets, liabilities, income and expenses are recognized in relation to the share of each party and in accordance with the applicable IFRS for each of those items. The investment cost includes transaction costs.

The unaudited condensed consolidated interim financial statements include the proportion of gains and losses corresponding to PEMEX’s share in each investee, once these items are adjusted to align with the accounting policies of PEMEX, from the date that significant influence and joint control begins to the date that such influence or joint control ceases.

When the value of the share of losses exceeds the value of PEMEX’s investment in an associate or joint venture, the carrying value of the investment, including any long-term investment, is reduced to zero and PEMEX ceases to recognize additional losses, except in cases where PEMEX is liable for obligations incurred by those associates and joint ventures.

For more information about associates and joint arrangements, see Note 11.

Non-controlling interests

The equity interests of third parties who do not have a controlling interest in the equity or comprehensive result of subsidiaries of PEMEX are presented in the unaudited condensed consolidated interim statements of financial position, the unaudited condensed consolidated interim statements of changes in equity (deficit) as “non-controlling interests” and as “net income and comprehensive income for the period, attributable to non-controlling interests,” in the unaudited condensed consolidated interim statements of comprehensive income.

Changes in a parent’s ownership interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions. In such circumstances, the carrying amounts of the controlling and non-controlling interests shall be adjusted to reflect the changes in their relative interests in the subsidiary.

Dividends in cash and assets other than cash

A liability for distributions of dividends in cash and non-cash assets to third parties is recognized when the distribution is authorized by the Board of Directors. The corresponding amount is recognized directly in equity.

Distributions of dividends in non-cash assets are measured at the fair value of the assets to be distributed. Changes relating to these measurements of the fair value, between the date on which the distribution is declared and the date when the assets are transferred, are recognized directly in equity.

When distributing non-cash assets, any difference between the carrying amount of the liability for distribution of dividends and the carrying amount of the assets distributed is recognized in the unaudited condensed consolidated interim statements of comprehensive income.

Transactions in foreign currency
b.	Transactions in foreign currency

In accordance with IAS 21, “The Effects of Changes in Foreign Exchange Rates” (“IAS 21”), transactions in foreign currencies are translated and recorded at exchange rates at the dates of the transactions and/or of the presentation of financial information.

Exchange differences arising from the settlement of monetary items or from the translation of monetary items into rates different from those at which they were translated on their initial recognition, are recognized in the results of operations in the reporting period in which they arise. When a gain or loss from a non-monetary item is recognized in other comprehensive results, any exchange difference included in that gain or loss is recognized in other comprehensive results. Conversely, when a gain or loss from a non-monetary item is recognized in the results of operations, any exchange difference included in that gain or loss is recognized in the results of operations for the period.

Fair value measurement
c.	Fair value measurement

PEMEX measures certain financial instruments such as DFIs at fair value as of the closing date of the relevant reporting period.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A measurement at fair value assumes that the sale of the asset or transfer of a liability occurs:

i.	in the principal market for the asset or liability; or

ii.	in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal market or the most advantageous market must be accessible for PEMEX.

The fair value of an asset or liability is measured by using the same assumptions that market participants would make when pricing the asset or liability under the premise that market participants take into account highest and best use of the asset or liability.

Financial instruments
d.	Financial instruments

Policy applicable in 2018 and 2017

i.	Recognition and initial measurement

Trade receivables and debt securities issued are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when PEMEX becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not at FVTPL (as defined below), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

Policy	applicable from January 1, 2018

ii.	Classification and subsequent measurement

Financial Assets

On initial recognition, a financial asset is classified as measured at: Amortized Cost; Fair Value Through Other Comprehensive Income (“FVTOCI”)-debt investment; FVTOCI-equity investment; or Fair Value Through Profit and Losses (“FVTPL”).

Financial assets are not reclassified subsequent to their initial recognition unless PEMEX changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt instrument is measured at FVTOCI only if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, PEMEX may irrevocably elect to present subsequent changes in fair value in OCI. This election is made on an investment-by-investment basis.

All financial assets not classified as measured at amortized cost or FVOCI (as described above) are measured at FVTPL.

This includes all derivative financial assets (see Note 16). On initial recognition, PEMEX may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as FVTPL, if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Policy	applicable from January 1, 2018

Financial assets - Business model assessment

PEMEX makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

•

the stated policies and objectives for the portfolio and the operation of those policies in practice, which include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;

•	how the performance of the portfolio is evaluated and reported to PEMEX management;

•	the risk that affects the performance of the business model (and the financial assets held within that business model) and how those risks are managed;

•	how managers of the business are compensated (e.g., whether compensation is based on the fair value of the assets, managed or the contractual cash flows collected), and

•	the frequency, volume and timing of sales in prior periods, the reasons for such sales and its expectations about future sales activity.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with PEMEX’s continuing recognition of the assets.

Financial assets that are held for trading or managed and whose performance is evaluated on a fair value basis are measured at FVTPL.

Policy	applicable from January 1, 2018

Financial Asset - Assessment whether contractual cash flows are solely payments of principal and interest.

For the purposes of this assessment, principal is defined as the fair value of the financial assets on initial recognition.

Interest is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during period of time and for the basic lending risks and costs (e.g., liquidity risk and administrative costs), as well as profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, PEMEX considers the contractual terms of the instrument, which includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, PEMEX considers:

•	contingent events that would change the amount or timing of cash flows;

•	terms that may adjust the contractual coupon rate, including variable rate features;

•	prepayment and extension features; and

•	terms that limit PEMEX’s claim to cash flows from specified assets (for example, non-recourse features).

A prepayment feature is consistent solely with the payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract. Additionally, for a financial asset acquired at a significant discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

Policy	applicable from January 1, 2018

Financial assets – Subsequent measurement and gain and losses

Financial assets at FVTPL	Financial assets at FVTPL are measured at fair value and changes therein, including any interest or dividend income, are recognized in profit or loss.

Financial assets at amortized cost	These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Debt investments at FVOCI	These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVOCI	These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

Policy applicable before January 1, 2018

Financial assets

Financial instruments are classified as: (i) financial instruments measured at fair value through profit or loss; (ii) financial instruments held to maturity; (iii) available-for-sale financial assets; (iv) investments in equity instruments; (v) loans and receivables; and (vi) DFIs. PEMEX determines the classification of its financial instruments at the time of initial recognition.

Financial instruments measured at fair value through profit or loss

A financial instrument is measured at fair value through profit or loss if it is classified as held for trading or designated as such upon initial recognition. Financial assets are designated at fair value through profit or loss if PEMEX manages such investments and makes purchase and sale decisions based on their fair value in accordance with PEMEX’s documented risk management or investment strategy. In addition, directly attributable transaction costs are recognized in the consolidated statements of comprehensive income for the year. These financial instruments are recognized at fair value and corresponding changes relating to dividend income are recognized in the consolidated statements of comprehensive income.

Available-for-sale financial assets

Available-for-sale financial assets are non-DFIs that are designated as available-for-sale or are not classified in any of the previous categories. PEMEX’s investments in certain equity securities and debt securities are classified as available-for-sale financial assets. Available-for-sale financial assets are recognized initially at fair value plus any directly attributable transaction costs.

Subsequent to initial recognition, available-for-sale financial assets are measured at fair value. In addition, any gains or losses associated with such instruments, as well as foreign exchange differences are recognized in other comprehensive results and presented in the fair value reserve in equity. When an investment is derecognized, any gains or losses accumulated in the equity are reclassified to profit or loss.

Sales and purchases of financial assets that require the delivery of such assets within a period of time established by market practice are recognized as of the negotiation date (the date on which PEMEX commits to purchase or sell the asset).

Loans and receivables

Loans and receivables are initially recognized at fair value. After initial recognition, loans and debt securities that bear interest are measured at amortized cost using the effective interest rate (“EIR”) method, less impairment losses.

The amortized cost is calculated based on any discount or premium on acquisition and fees and costs that are an integral part of the EIR method. Amortization of costs is included under the heading of financing cost in the consolidated statements of comprehensive income.

Policy applicable in 2018 and 2017

Derivative financial instruments

DFIs presented in the consolidated statements of financial position were valued at fair value. In the case of DFIs held for trading, changes in fair value were taken directly to profit or loss for the period; in the case of DFIs formally designated as and that qualify for hedging, they are accounted for the following the fair value or cash flow hedge accounting model.

Embedded derivatives

PEMEX evaluates the potential existence of embedded derivatives, which may be found in the terms of its contracts, or combined with other host contracts, which could be structured financial instruments (debt or equity instruments with embedded derivatives). Embedded derivatives have terms that implicitly or explicitly meet the characteristics of a DFI. In some instances, these embedded derivatives must be segregated from the underlying contracts and measured, recognized, presented and disclosed as DFIs, such as when the economic risks and terms of the embedded derivative are not clearly and closely related to the underlying contract.

Financial liabilities: Classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

iii.	Derecognition

Financial assets

PEMEX derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which PEMEX neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

PEMEX enters into transactions whereby it transfers assets recognized in its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized.

Financial liabilities

PEMEX derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. PEMEX also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

iv.	Offsetting

Financial assets and financial liabilities are offset and the net amount is presented in the statement of financial position when, and only when, PEMEX currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

v.	Derivative financial instruments and hedge accounting

PEMEX holds derivative financial instruments to hedge its foreign currency and interest rate risk exposures. Embedded derivatives are separated from the host contract and accounted for separately if the host contract is not a financial asset and certain criteria are met.

Derivatives are initially measured at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are generally recognized in profit or loss.

PEMEX uses derivative financial instruments to hedge the risk exposure in foreign currency, interest rate and the price of its products. However, these contracts are not accounted as designated hedges. DFIs are initially recognized at fair value on the date on which a derivative contract is entered into and after initial recognition are measured again at fair value. Derivatives are accounted for as financial assets when the fair value is positive and as a financial liability when the fair value is negative. Any gain or loss arising from changes in the fair value of the derivatives is recognized directly in the income statement.

Policy applicable from January 1, 2018

vi.	Impairment

Financial instruments and contract assets

PEMEX recognizes loss allowances for Estimated Credit Losses (“ECLs”) on:

•	financial assets measured at amortized cost;

•	debt investments measured at FVOCI; and

•	contract assets (as defined in IFRS 15).

PEMEX measures loss allowances at an amount equal to lifetime ECL, except for the following, which are measured as 12-month ECLs:

•	debt securities that are determined to have low credit risk at the reporting date; and

•

other debt securities and bank balances for which credit risk (i.e. the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition.

Loss allowances for trade receivables and contract assets are always measured at an amount equal to lifetime ECL.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECL, PEMEX considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on PEMEX’s historical experience and informed credit assessment which includes forward-looking information.

PEMEX assumes that the credit risk on a financial asset has increased significantly if it does not comply with the terms established in the contract.

PEMEX considers a financial asset to be in default when the borrower is unlikely to pay its credit obligations to PEMEX in full, without recourse by PEMEX to actions such as realizing security (if any is held).

PEMEX considers that a debt instrument has a low credit risk, when its credit rating is classified as ‘investment grade’. The investment grade classification is based on minimum credit ratings of Baa3 (Moody’s) and BBB- (S & P and Fitch), as well as its equivalent in other rating agencies

Lifetime ECLs are the ECLs that result from all possible default events over the expected life of a financial instrument.

12-month ECLs are the portion of ECLs that result from default events that are possible within the 12 months after the reporting date (or a shorter period if the expected life of the instrument is less than 12 months).

The maximum period considered when estimating ECLs is the maximum contractual period over which PEMEX is exposed to credit risk.

Measurement of ECLs

ECLs are a probability-weighted estimate of credit losses.

Credit losses are measured as the present value of all cash shortfalls (for example, the difference between the cash flows due to the entity in accordance with the contract and the cash flows that PEMEX expects to receive).

ECLs are discounted at the effective interest rate of the financial asset.

Credit-impaired financial assets

At each reporting date, PEMEX assesses whether financial assets carried at amortized cost and debt securities at FVOCI are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

•	significant financial difficulty of the borrower or issuer;

•	a breach of contract such as a default or being more than 90 days past due;

•	the restructuring of a loan or advance by PEMEX on terms that it would not consider otherwise;

•	it is probable that the borrower will enter bankruptcy or other financial reorganization; or

•	the disappearance of an active market for a security because of financial difficulties.

Presentation of allowance for ECL in the unaudited condensed consolidated interim statement of financial position

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.

For debt securities at FVOCI, the loss allowance is charged to profit or loss and is recognized in OCI.

Write-off

The gross carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when PEMEX determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with PEMEX’s procedures for recovery of amounts due.

Policy applicable before January 1, 2018

Impairment of financial assets

At each reporting date, PEMEX evaluates whether there is objective evidence that a financial asset or group of financial assets is impaired, in which case the value of the recoverable amount of the asset is calculated. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of the financial asset.

Objective evidence that a financial asset or group of assets is impaired includes significant financial difficulty of the issuer or obligor, a breach of contract, such as a default or delinquency in interest or principal payments; the lender, for economic or legal reasons relating to the borrower’s financial difficulty, granting to the borrower a concession that the lender would not otherwise consider; it becoming probable that the borrower will enter bankruptcy or other financial reorganization; the disappearance of an active market for that financial asset because of financial difficulties; or observable data indicating that there is a measurable decrease in the estimated future cash flows. Impairments by asset are:

•	Impairment of financial assets carried at amortized cost

The impairment of financial assets carried at amortized cost is measured as the difference between the assets carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The amount of the loss shall be recognized in profit or loss.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the impairment loss previously recognized shall be reversed in profit or loss.

•	Impairment in available–for–sale financial assets

In addition to the above-mentioned, a significant or prolonged decline in the fair value of an investment in an available–for–sale equity instrument is also objective evidence of impairment.

When there is objective evidence of the impairment of an asset, the accumulated loss recognized in OCI shall be reclassified from equity to profit or loss even though the financial asset has not been derecognized.

If, in a subsequent period, the impairment loss decreases, the reversal shall be reflected as a reversal in OCI.

Inventories and cost of sales
e.	Inventories and cost of sales

Inventories are valued at the lower of cost or net realizable value. Cost is determined based on the cost of production or acquisition of inventory and other costs incurred in transporting such inventory to its present location and in its present condition, using the average cost formula. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated selling costs. The estimate takes into consideration, among other things, the decrease in the value of inventories due to obsolescence.

Cost of sales represents the cost of production or acquisition of inventories at the time of sale, increased, where appropriate, by declines in net realizable value of inventories during the year.

Advance payment to suppliers for inventory purchases are recognized as part of inventory when the risks and benefits of the ownership of the inventory have been transferred to PEMEX.

Wells, pipelines, properties, plant and equipment
f.	Wells, pipelines, properties, plant and equipment

Wells, pipelines, properties, plant and equipment are recorded at acquisition or construction cost less accumulated depreciation and accumulated impairment losses.

PEMEX uses the successful efforts method for the exploration and production of crude oil and gas activities, considering the criteria mentioned in IFRS 6, “Exploration for and Evaluation of Mineral Resources” in relation to the recognition of exploration and drilling assets. Costs of development wells and related plant, property and equipment involved in the exploitation of oil and gas are recorded as part of the cost of assets. The costs of exploratory wells in areas that have not yet been designated as containing proved reserves are recorded as intangible assets until it is determined whether they are commercially viable to capitalize as fixed assets, otherwise they are recognized as exploration expenses. Other expenditures on exploration are recognized as exploration expenses as they are incurred.

In accordance with IAS 16, “Property, Plant and Equipment” (“IAS 16”), initial costs of wells, pipelines, properties, plant and equipment are initially recorded at cost, which includes their original purchase price or construction cost, any costs attributable to bringing the assets to a working condition for their intended use and the costs of dismantling and removing the items and restoring the site on which they are located, including the estimated cost of plugging and abandoning wells.

The cost of financing projects that require large investments and financing incurred for projects, net of interest revenues from the temporary investment of these funds, is recognized as part of wells, pipelines, properties, plant and equipment when the cost is directly attributable to the construction or acquisition of a qualifying asset. The capitalization of these costs is suspended during periods in which the development of construction is interrupted, and its capitalization ends when the activities necessary for the use of the qualifying asset are substantially completed. All other financing costs are recognized in the consolidated statements of comprehensive income in the period in which they are incurred.

The cost of self-constructed assets includes the cost of materials and direct labor, interest on financing and any other costs directly attributable to start up. In some cases the cost also includes the cost of plugging of wells and removal.

Expenditures related to the construction of wells, pipelines, properties, plant and equipment during the stage prior to commissioning are stated at cost as intangible assets or construction in progress, in accordance with the characteristics of the asset. Once the assets are ready for use, they are transferred to the respective component of wells, pipelines, properties, plant and equipment and depreciation or amortization begins.

The costs of major maintenance or replacement of a significant component of an item of wells, pipelines, properties, plant and equipment are recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the component will flow to PEMEX and its cost can be measured reliably. The costs of recurring maintenance, repairs and reitions of wells, pipelines, properties, plant and equipment carried out to maintain the facilities in normal operation conditions are recognized in profit or loss as incurred.

Depreciation and amortization of capitalized costs in wells are determined based on the estimated economic life of the field to which the wells belong, considering the relationship between the production of barrels of oil equivalent for the period and proved developed reserves of the field, as of the beginning of the period, with quarterly updates for new development investments.

Depreciation of other elements of pipelines, properties, plant and equipment is recognized in profit or loss on a straight-line basis over the estimated useful life of the asset, beginning as of the date that the asset is available for use, or in the case of construction, from the date that the asset is completed and ready for use.

When parts of an item of wells, pipelines, properties and equipment are significant relative to the total cost of the item, the part is depreciated separately.

Estimated useful lives of items of properties, plant and equipment are reviewed if expectations differ from previous estimates.

Pipelines, properties, and equipment received from customers are initially recognized at fair value as revenue from ordinary operating activities if PEMEX has no future obligations to the customer who transferred the item. In contrast, if PEMEX does have future obligations to such a customer, the initial recognition is recorded as a deferred liability based on the period in which the assets will provide services to the customers.

The capitalized value of finance leases is also included in the line item of wells, pipelines, properties, plant and equipment. Properties, plant and equipment acquired through financial leases are depreciated over the shorter of the lease term or the useful life of the asset.

Advance payments for the acquisition of pipelines, properties, plant and equipment are also recognized in the line item of wells, pipelines, properties, plant and equipment when the risks and benefits of the ownership have been transferred to PEMEX.

Crude oil and natural gas reserves
g.	Crude oil and natural gas reserves

Under Mexican law, all crude oil and other hydrocarbon reserves located in the subsoil of Mexico are owned by the Mexican nation and not by PEMEX. In accordance with the aforementioned and based on the applicable regulation as of the date of these unaudited condensed consolidated interim financial statements, the reserves assigned to PEMEX by the Mexican Government are not registered for accounting purposes because they are not PEMEX’s property. PEMEX estimates total proved oil and natural gas reserve volumes in accordance with the definitions, methods and procedures established in Rule 4-10(a) of Regulation S-X (“Rule 4-10(a)”) of the U.S. Securities and Exchange Commission (“SEC”) as amended, and where necessary, in accordance with the Standards Pertaining to the Estimating and

Auditing of Oil and Gas Reserves Information promulgated by the Society of Petroleum Engineers (the “SPE”) as of February 19, 2007. These procedures are consistent with international reserves reporting practice. The estimation of these reserves depends on assumptions made and the interpretation of the data available, and may vary among analysts. The results of drilling activities, test wells and production after the date of estimation are utilized in future revisions of reserves estimates.

Although PEMEX does not own the oil and other hydrocarbon reserves within Mexico, these procedures allow PEMEX to record the effects that such oil and other hydrocarbon reserves have on its consolidated financial statements, including, for example, in the depreciation and amortization line item.

Impairment of non-financial assets
h.	Impairment of non-financial assets

The carrying amounts of PEMEX’s non-financial assets, other than inventories and deferred taxes, are assessed for indicators of impairment at the end of each reporting period. If the net carrying value of the asset or its cash-generating unit exceeds the recoverable amount, PEMEX records an impairment charge in its consolidated statement of comprehensive income.

A cash-generating unit is the smallest identifiable group of assets which can generate cash flows independently from other assets or groups of assets.

The recoverable amount of an asset or a cash-generating unit is defined as the higher of its fair value minus the costs of disposal and its value in use. The value in use is the discounted present value of the net future cash flows expected to arise from the continuing use of an asset and from its disposal at the end of its useful life. In measuring value in use, the discount rate applied is the pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value is calculated using discounted cash flows determined by the assumptions that market participants would apply in order to estimate the price of an asset or cash generating unit, assuming that such participants were acting in their best economic interest.

In the case of cash-generating assets or items dedicated to the exploration and evaluation of hydrocarbons reserves, the recoverable amount is determined using the value in use based on the proved reserves and probable reserves, in some cases, for the risk factor associated with such reserves.

Both impairment losses and reversals are recognized in the statement of comprehensive income in the costs and expenses line items in which the depreciation and amortization are recognized. Impairment losses may not be presented as part of the costs that have been capitalized in the value of any asset. Impairment losses related to inventories are recognized as part of cost of sales. Impairment losses on investments in associates, joint ventures and other investments are recognized as profit (loss) sharing in associates.

An impairment loss shall be reversed if there has been a change in the estimates used since the date when the impairment loss was recognized. These reversals will not exceed the carrying value of the asset as though no impairment had been recognized. Impairment losses and reversals are presented in a separate line item in the unaudited condensed consolidated interim statement of comprehensive income.

Leases
i.	Leases

The determination of whether an agreement is or contains a lease is based on the economic substance of the agreement at the date of execution. An agreement contains a lease if performance under the agreement depends upon the use of a specific asset or assets, or if the agreement grants the right to use the asset.

Finance leases, which transfer to PEMEX substantially all the inherent benefits and risks of the leased property, are capitalized at the date the lease commences, and the value is recorded as the lower of the fair value of the leased property and the present value of the minimum lease payments. Payments on the lease are divided between the financial costs and the amortization of the remaining debt principal in order to achieve a constant effective interest rate for the outstanding liability. The financing costs are recognized in the unaudited condensed consolidated interim statement of comprehensive income.

Operating lease payments are recognized as expenses in the unaudited condensed consolidated interim statement of comprehensive income on a straight line basis over the term of the lease and variable rent payments are recognized in the operating results on an accrued basis.

Provisions
j.	Provisions

PEMEX recognizes provisions when, as a result of a past event, PEMEX has incurred a legal or assumed present obligation for which a future disbursement is probable and the value of such disbursement is reasonably estimable. In certain cases, such amounts are recorded at their present value.

Environmental liabilities

In accordance with applicable legal requirements and accounting practices, an environmental liability is recognized when the cash outflows are probable and the amount is reasonably estimable. Disbursements related to the conservation of the environment that are linked to revenue from current or future operations are accounted as expenses or assets, depending on the circumstances of each disbursement. Disbursements related to past operations, which no longer contribute to current or future revenues, are accounted for as current period expenses.

The accrual of a liability for a future disbursement occurs when an obligation related to environmental remediation, for which PEMEX has the information necessary to determine a reasonable estimated cost, is identified.

Retirement of assets

The obligations associated with the future retirement of assets, including those related to the retirement of wells, pipelines, properties, plant and equipment and their components are recognized at the date that the retirement obligation is incurred, based on the discounted cash flow method. The determination of the fair value is based on existing technology and regulations. If a reliable estimation of fair value cannot be made at the time the obligation is incurred, the accrual will be recognized when there is sufficient information to estimate the fair value.

The obligations related to the costs of future retirement of assets associated with the principal refining processes for gas and petrochemicals are not recognized. These assets are considered to have an indefinite useful life due to the potential for maintenance and repairs.

The abandonment costs related to wells currently in production and wells temporarily closed are recorded in the statement of comprehensive income based on the units of production method. Total cost of abandonment and plugging for non-producing wells is recognized in the statement of comprehensive income at the end of each period. All estimations are based on the useful lives of the wells, considering their discounted present value. Salvage values are not considered, as these values commonly have not traditionally existed.

Employee benefits
k.	Employee benefits

Beginning January 1, 2016, Petróleos Mexicanos and the Subsidiary Entities operate both a defined contribution plan and a defined benefit pension plan.

Defined contribution pension plan

In this plan, both Petróleos Mexicanos and the Subsidiary Entities and their respective employees contribute to the worker’s individual account. PEMEX’s contributions are recognized on an accrual basis as cost, expense or asset, and are credited to liability.

Contributions to the defined contribution plan that are not expected to be fully settled within 12 months after the end of the annual reporting period in which the employee rendered related services will be discounted using the defined benefit plan discount rate.

Defined benefit plan

Under the defined benefit plan, Petróleos Mexicanos and the Subsidiary Entities are the only parties that contribute to a trust, which is managed separately. Petróleos Mexicanos and the Subsidiary Entities recognize the cost for defined benefit plans based on independent actuarial computations applying the projected unit credit method. Actuarial gains and losses are recognized within other comprehensive results for the period in which they are determined.

The costs of prior services are recognized within profit or loss for the period in which they are determined.

The asset or liability in the defined benefit plan comprises the present value of the defined benefit obligation less the fair value of plan assets for which obligations have to be settled. The value of any asset is limited to the present value of any economic benefit represented by the plan reimbursements or reductions of the future contributions to the plan.

In addition, other long term employee benefits include the seniority premiums payable for disability, death and survivors benefits, medical services, gas and basic food basket for beneficiaries.

The obligations and costs of the defined benefit plan recognized in the interim periods are based on the actuarial calculation of the previous year.

Termination benefits are recognized in profit or loss for the year in which they are incurred.

Income taxes and duties
l.	Income taxes and duties

Current income tax

Current income tax assets or liabilities for the current and prior years are measured as the amount expected to be paid or to be recovered from the tax authorities, using either the tax rates in force or tax rates which are in the process of being approved and are substantially completed by the end of the reporting period.

Current income taxes related with items that are recognized as equity are presented in the OCI of the year. Periodically, PEMEX evaluates the positions taken in its tax returns for those regulations that are subject to interpretation and books corresponding provisions, if it is deemed necessary.

Deferred income taxes

Deferred taxes are recorded based on the assets and liabilities method, which consists of the recognition of deferred taxes by applying tax rates applicable to the income tax to the temporary differences between the carrying value and tax values of assets and liabilities at the date of these unaudited condensed consolidated interim financial statements.

Deferred tax liabilities are recognized for all taxable temporary differences, except to the extent that the deferred tax liability arises from:

•

the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit or tax loss; and

•

taxable temporary differences associated with investments in subsidiaries, branches and associates, and interest in joint arrangements, when the parent, investor, joint venture or joint operator is able to control the timing of reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences and the carry forward of both unused tax credits and unused tax losses to the extent that it is probable that taxable profit will be available against deductible temporary differences, and that the carry forward of both unused tax credits and unused tax losses can be utilized, unless:

•

the deferred tax asset relating to deductible temporary difference arises from the initial recognition of asset or liability derived from a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor taxable profit or tax loss; and

•

in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available, against which the temporary differences can be utilized.

The carrying amount of a deferred tax asset is reviewed at the end of each reporting period. PEMEX reduces the carrying amount of a deferred tax asset to the extent that it is no longer probable that a sufficient taxable profit will be available to allow the benefit of that deferred tax asset to be utilized in whole or in part. Unrecognized deferred tax assets are revalued at each reporting date and will be recognized to the extent that it is probable that future taxable income will be sufficient to allow for the recovery of the deferred tax asset.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and deferred tax liabilities related with items that are recognized in equity shall be presented directly in OCI.

Deferred tax assets and deferred tax liabilities are offset if PEMEX has a legal right to set off current tax assets against current tax liabilities and are levied by the same taxation authority or the same taxable entity.

Income taxes and duties

PEMEX is subject to taxes and special duties, which are based on the value of hydrocarbons extracted, with certain deductions.

These taxes and duties are recognized in accordance with IAS 12, “Income Taxes” (IAS 12), when they have the characteristics of income tax, which occurs when such taxes are set by a government authority and are determined on a formula that considers the balance of income (or extraction valued at a selling price) less expenses. Taxes and duties that meet this criteria should be recognized for current and deferred income tax based on the above paragraphs. Taxes and duties that do not meet this criteria are recognized as liabilities, affecting the costs and expenses relating to the transactions that gave rise to them.

Royalties

Royalties are payable pursuant to license agreements. These royalties are recognized as liabilities and affect the items of costs and expenses related to the operations that gave rise to them.

Contingencies
m.	Contingencies

Contingency losses are recorded when it is probable that a liability has been incurred and the amount thereof can be reasonably estimated. When a reasonable estimation cannot be made, qualitative disclosure is provided in the notes to the consolidated financial statements. Contingent revenues, earnings or assets are not recognized until realization is assured.

Revenue recognition
n.	Revenue recognition

Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. PEMEX recognizes revenue when it transfers control over a product or service to a costumer (see Note 6).

Before January 1, 2018, revenue was measured at the fair value of the consideration received or receivable. Revenue from the sale of goods was recognized when the significant risks and rewards of ownership had been transferred to the customer, recovery of the consideration was probable, the associated costs and possible return of goods could be estimated reliably, there was no continuing management involvement with the goods and the amount of revenue could be measured reliably. Revenue from rendering of services was recognized in proportion to the stage of completion of the work performed at the reporting date, which was determined based on surveys.

Presentation of consolidated statements of comprehensive income
o.	Presentation of consolidated statements of comprehensive income

Revenue, costs and expenses shown in PEMEX’s unaudited condensed consolidated interim statements of comprehensive income are presented based on their function, which allows for a better understanding of the components of PEMEX’s operating income. This classification allows for a comparison to the industry to which PEMEX belongs.

Revenues

Represents revenues from sale or products or services.

Cost of sales

Cost of sales represents the acquisition and production costs of inventories at the time of sale. Cost of sales mainly includes depreciation, amortization, salaries, wages and benefits, a portion of the cost of the reserve for employee benefits and operating expenses related to the production process.

Other revenues (expenses), net

Other revenues (expenses), net consist primarily of income and expenses that are not related directly to the operation of PEMEX.

Transportation, distribution and sale expenses

Transportation, distribution and sale expenses are costs in connection with the storage, sale and delivery of products, such as the depreciation and operating expenses associated with these activities.

Administrative expenses

Administrative expenses are costs related to PEMEX’s areas that provide administrative support.

Financing income

Financing income is comprised of interest income, financial income and other income from financial operations between PEMEX and third parties.

Financing cost

Financing cost is comprised of interest expenses, commissions and other expenses related to PEMEX’s financing operations less any portion of the financing cost that is capitalized.

When calculating interest income and expenses, the effective interest rate is applied to the gross carrying amount of the asset (when the asset has no credit impairment) or to the amortized cost of the liability. However, financial assets with credit impairment after initial recognition, interest income is calculated by applying the effective interest rate at the amortized cost of the financial asset. If the asset ceases to be impaired, the interest income calculation returns to the gross base.

Operating segments
p.	Operating segments

Operating segments are identifiable components of PEMEX that pursue business activities from which PEMEX earns revenues and incurs expenses, including those revenues and expenses from transactions with other segments of PEMEX, and for which information is available to management on a segmented basis and is assessed by the Board of Directors in order to allocate resources and assess the profitability of the segments.

Non-current assets held for sale, non-current assets held for distribution to owners and discontinued operations
q.	Non-current assets held for sale, non-current assets held for distribution to owners and discontinued operations

Non-current assets held for sale

PEMEX classifies a non-current asset, or a disposal group of assets, as held for sale if (a) its carrying amount will be recovered principally through a sale transaction rather than through continuing use; (b) the asset or group of assets is available in its present condition for immediate sale and (c) the sale is expected to be completed within one year from the date of classification, or more, with certain exceptions.

Non-current assets classified as held for sale are measured at the lower of its carrying amount, and fair value less cost of sales and presented in a separate line item in the consolidated statements of financial position. Non-current assets classified as held for sale are not subject to depreciation or amortization after the classification as held for sale.

The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the statement of financial position. Those assets and liabilities are not offset and are presented as a single amount.

Non-current asset held for distribution to owners

When PEMEX agrees to distribute a non-current asset, or a disposal group of assets, to owners, this asset or disposal group of assets, is classified as held for distribution to owners if: a) a non-current asset or disposal group of assets is available for immediate distribution in its present condition and b) the distribution must be highly expected to be completed within one year from the date of classification, with certain exceptions.

Non-current assets classified as held for distribution are measured at the lower of their carrying amount and fair value less cost of distribution and are presented in a separate line item in the consolidated financial statements. Non-current assets classified as held for distribution are not subject to depreciation or amortization after the classification as held for distribution.

The liabilities of a disposal group classified as held for distribution to owners are presented separately from other liabilities in the statement of financial position. Those assets and liabilities shall not be offset and shall be presented as a single amount.

Discontinued operations

A discontinued operation is a component of an entity that either has been disposed of or is classified as held for sale, and either:

•	represents a separate major line of business or geographical area of operations;

•	is part or a single coordinated plan to dispose of a separated major line of business or geographical area of operations; or

•	is a subsidiary acquired exclusively with a view to resale.

The revenues or expenses from discontinued operations, including profits or losses from previous years, are presented in a specific line item in the consolidated statements of comprehensive income.

Accounting changes
r.	Accounting changes

As of January 1, 2018, PEMEX adopted IFRS 15 “Revenue from Contracts with Customers” (“IFRS 15”) and IFRS 9

“Financial Instruments” (“IFRS 9” (2014)). There have been changes in other IFRS that are effective as of January 1, 2018, but these changes do not have a material effect on these unaudited condensed consolidated interim financial statements.

•	IFRS 15

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaces existing revenue recognition guidance, including IAS 18 Revenue, IAS 11 Construction Contracts, IFRIC 13 Customer Loyalty Programs and IFRIC 15 Agreements for the Construction of Real Estate.

PEMEX adopted IFRS 15 with the retrospectively cumulative transition method at January 1, 2018. Under this transition method, comparative information has not been restated and it is presented under IAS 18 and IAS 11. As of January 1, 2018, no significant uncompleted contracts were identified, so there was no impact on the unaudited condensed consolidated interim financial statements due to the initial adoption of the standard.

Under IFRS 15, revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. PEMEX recognizes revenue when it transfers control over a product or service to a costumer.

In the case of comparative periods, revenue was measured at the fair value of the consideration received or receivable. Revenue from the sale of goods was recognized when the significant risks and rewards of ownership had been transferred to the customer, recovery of the consideration was probable, the associated costs and possible return of goods could be estimated reliably. Revenue from rendering of services was recognized in proportion to the stage of completion of the work performed at the reporting date.

The details of the main impacts generated by the adoption of IFRS 15 are the following:

a.	Nature of revenues of products and services

The following is a description of the nature, deliver timing, significant payment clauses of PEMEX’s main revenues. For more information see Note 6, Revenue.

•	Crude oil sales

Nature, performance obligations and timing of revenue recognition

Domestic and export sales of crude oil in national and international market are approximately 50% of each market. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm); Therefore, transportation fees can be included in the price of sale of the product but are considered part of a single performance obligation since transportation is rendered before control is transferred.

In the case of sales to the international market, revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the shipping point.

Determination and allocation of the transaction price

The price of the product is determined based on a market components formula and with respect to the crude oil sold and in accordance with the provisions of the Hydrocarbon Trading Strategies Management.

For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the destination port. In some cases, there may be a period of up to 2 months in determining the final sale price, when it comes to sales to the European market, the Middle East and Asia.

Crude oil sale contracts consider possible customer’s claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction.

Therefore, due to the implementation of IFRS 15, the main impacts on revenue recognition with respect to the previous year are as follows:

IFRS 15	IAS 18
For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9	For orders that have variations in price, revenue was adjusted upon the product’s arrival at its final destination and the final price is defined.

Revenue is measured initially estimating the variable compensations such as quality and volume claims, delays in boarding etc.	A decrease in revenue was recognized when quality and volume claims, or other variable compensations were known.

•	Sale of Petroleum products

Nature, performance obligations and timing of revenue recognition

Refined products and their derivatives are sold within the national market. The Comisión Federal de Electricidad (Federal Electricity Commission, or “CFE”) purchases a significant portion of the fuel oil production, while Airports and Auxiliary Services purchases most of the jet fuel. The most important refined products are gasoline and diesel.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product but are considered part of a single performance obligation since transportation is rendered before control is transferred.

Determination and allocation of the transaction price

The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the Energy Regulatory Commission (ERC). There are penalties for delivery failures and/or payment obligations, as well as quality and volume claims, which are known days after the transaction.

Therefore, due to the implementation of IFRS 15, the main impacts on revenue recognition with respect to the previous year are as follows:

IFRS 15	IAS 18
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.

Transportation and handling services were recognized as a separate service income, on the basis of prices established in the service orders. However, service income was also recognized at the point of delivery.

Revenue is measured initially estimating the variable compensations such as quality and volume claims, etc.	A decrease in revenue was recognized at the time quality and volume claims, or other variable compensations were known.

•	Sales of natural gas

The sale of natural gas, liquefied petroleum gas, naphtha, butane, ethane and some other petrochemicals such as methane derivatives, ethane derivatives, aromatics and derivatives are mainly carried out in the domestic market.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product but are considered part of a single performance obligation since transportation is rendered before control is transferred.

Determination and allocation of the transaction price

The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.

Therefore, due to the implementation of IFRS 15, the main impacts on revenue recognition with respect to the previous year are as follows:

IFRS 15	IAS 18
There is only one performance obligation that includes transport and handling services to the point of delivery.	Natural gas supply, transportation and fuel capacity were considered as performance obligations. Sales of natural gas were recorded as sale of products while the amount charged to customers for transportation and fuel capacity was recognized as other revenue at the point of delivery.

Revenue is measured initially estimating the variable compensations as quality and volume claims, etc.	A decrease in revenue was recognized at the time quality and volume claims, or other variable compensations were known

•	IFRS 9

In July 2014, the IASB finalized the accounting reform of financial instruments and issued IFRS 9, which contains the requirements for, a) the classification and measurement of financial assets and liabilities, b) impairment methodology, and c) general information about hedge accounting. IFRS 9 replaces IAS 39 Financial Instruments: Recognition and Measurement as of its effective date.

PEMEX has adopted IFRS 9 Financial Instruments issued in July 2014 with a date of initial application of January 1, 2018.

The requirements of IFRS 9 represent a significant change from IAS 39 Financial Instruments: Recognition and Measurement.

The nature and effects of the key changes to PEMEX’s accounting policies resulting from its adoption of IFRS 9 are summarized below.

As a result of the adoption of IFRS 9, PEMEX adopted consequential amendments to IAS 1 Presentation of Financial Statements, which requires impairment of financial assets to be presented in a separate line item in the statement of profit or loss and OCI. Previously, PEMEX’s approach was to include the impairment of trade receivables in other expenses.

•	Classification of financial assets and financial liabilities

IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, FVOCI and

FVTPL. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminates the previous IAS 39 categories of trading, held to maturity, loans and receivables and available for sale. Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification.

For an explanation of how PEMEX classifies and measures financial assets and accounts for related gains and losses under IFRS 9, see Note 16.

With respect to financial liabilities, the current classification and measurement criteria under IAS 39 have been transferred to IFRS 9, including the criteria for using the fair value option. The only change contemplated by IFRS 9 in relation to financial liabilities is related to liabilities designated at FVTPL. Changes in the fair value of such financial liabilities attributable to changes in the entity’s own credit risk will be presented in OCI instead of in the period’s results. The adoption of IFRS 9 has not had a significant effect on PEMEX’s accounting policies for financial liabilities.

•	Impairment of financial assets

IFRS 9 replaces the “incurred loss” model in IAS 39 with an “expected credit loss” (ECL) model. The new impairment model applies to financial assets measured at amortized cost, contract assets and debt investments at FVOCI, but not to investments in equity instruments. Under IFRS 9, credit losses are recognized earlier than under IAS 39.

•	Hedge accounting

PEMEX, as part of the initial adoption, selected accounting policy to continue applying the hedge accounting requirements of IAS 39, instead of those included in IFRS 9. PEMEX uses derivative financial instruments to hedge the risk exposure in foreign currency, interest rate and the price of its products. However, these contracts are not accounted as designated hedging instruments. Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and after initial recognition are measured again at fair value. Derivatives are accounted for as financial assets when the fair value is positive and as a financial liability when the fair value is negative. Any gain or loss arising from changes in the fair value of the derivatives is recognized directly in the income statement. This policy applies to the comparative information presented in 2018 and 2017.

•	Transition

PEMEX has defined January 1, 2018 as the initial date of adoption of IFRS 9 “Financial Instruments” and according to the transitional standard in IFRS 9, PEMEX will not restate previous periods for comparison purposes and any difference that may arise as a result of the adoption of IFRS 9 between the previous carrying amount and the carrying amount at the beginning of the reporting period shall be recognized in accumulated results over the opening initial period.

As a result of the adoption of IFRS 9 and based on compliance with the Classification and Measurement requirements, PEMEX concluded that its financial assets will continue to be recognized in the current category as follows::

Classification
Assets		IFRS 9	Change
Cash and equivalents	Loans and receivables	FVTPL	No
Account receivables short term – net	Loans and receivables	Amortized Cost	No
Equity instruments	Financial assets available for sale	FVTOCI	No
Derivative financial instrument	FVTPL	FVTPL	No
Account receivables long term – net	Loans and receivables	Amortized Cost	No

PEMEX has concluded that the financial assets most affected by the impairment estimate under the expected credit loss model will be its accounts receivables, in relation to PEMEX’s holding of the long-term notes issued by the Mexican Government. The evaluation of the possible impairment of the notes was made using the general approach for calculating impairment of the notes was made using the general approach for calculating impairment contemplated under IFRS 9. The evaluation does not have material effects.

PEMEX considers it probable that impairment losses increase and present more volatility for instruments under the new methodology of expected credit losses. Furthermore, PEMEX considers that most of its accounts receivable are short-term without a significant financial component, so the simplified approach will be applied.

PEMEX considers that the application of the impairment requirements of IFRS 9 as of December 31, 2017 did not significantly impact the reserves as of January 1, 2018. The adjustment as of January 1, 2018 of the reserves of financial assets in comparison with impairment losses incurred under IAS 39 was approximately Ps. 24,957.

New accounting policies not yet adopted
s.	New IFRS not yet adopted

The IASB issued amendments and new IFRS that are not effective as of the issuance date of these unaudited condensed consolidated interim financial statements but could have effect in subsequent PEMEX’s financial information.

The new standards will be effective for periods beginning in 2019.

a) IFRS 16, “Leases” (“IFRS 16”)

In January 2016, the IASB published a new accounting standard IFRS 16, which replaces IAS 17, “Leases and Guide interpretations.”

The main changes from the previous standard are:

•	IFRS 16 provides a comprehensive model for the identification of the lease arrangements and their treatment in the financial statements of both lessees and lessors;

•

the new standard applies a control model to the identification of leases, distinguishing between leases and service contracts on the basis of whether there is an identified asset controlled by the customer;

•

the distinction between financial and operating leasing is removed, therefore, the assets and liabilities are recognized in respect of all leases, with some exceptions for short-term leases and leases of low-value assets; and

•	the standard does not include significant changes to the requirements for accounting by lessors.

The standard is effective for annual periods beginning on or after January 1, 2019, with earlier application permitted for entities that have also adopted IFRS 15, “Revenue from Contracts with Customers.”

PEMEX has established a multidisciplinary working group with the objective to adapt its processes to the new standard in the following phases: (i) training, (ii) obtaining information, (iii) diagnostic, (iv) determination of initial adjustments and (v) integration of change. As of the date of these unaudited condensed consolidated interim financial statements, the training phase for the accounting staff is complete and PEMEX is in the process of analyzing leasing contracts in order to determine necessary changes to its procedures and reports. PEMEX has not determined the impact of IFRS 16 on its net income (loss) for the year. PEMEX estimates that it will conclude the implementation of IFRS 16 in February 2019.

b)	IFRIC 23 – Uncertainty over Income Tax Treatments

In June 2017, the IASB published a new accounting interpretation to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12.

In order to make these tax assessments, an entity must consider whether it is probable that the relevant taxing authority will accept each tax treatment, or group of tax treatments, that the entity has used or plans to use in its next income tax filing:

•

If the entity concludes that it is probable that a particular tax treatment will be accepted by the relevant taxing authority, that entity must determine taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment included in its income tax filings.

•

If the entity concludes that it is not probable that a particular tax treatment is accepted by the relevant taxing authority, the entity must use the most likely amount or the expected value of the tax treatment when determining taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates. That calculation should be based on which method provides better predictions of the resolution of the uncertainty.

IFRIC 23 is effective for annual reporting periods beginning on or after January 1, 2019. Earlier application is permitted.

PEMEX do not anticipate being impacted by IFRIC 23 because all tax positions are discussed and agreed with SHCP prior to releasing quarterly or annual financial statements.

c)	Annual improvements – 2015-2017 Cycle

In December 2017, the IASB published “the Annual Improvements to the IFRS of the 2015-2017 Cycle” through which it clarifies the following IFRS:

•	IFRS 3 Business Combinations

IFRS 3 Business Combinations clarifies how an entity should recognize an increase of its interest in a joint operation:

•

When a party to a joint arrangement obtains control of a business that was a part of that joint arrangement, and where that party had assumed a portion of the rights to the assets and obligations to the liabilities of that business prior to the acquisition date, the acquisition will be considered a business combination that is achieved in stages. The acquiring entity must therefore apply the requirements for a business combination achieved in stages, including by measuring its previously held interest in the joint arrangement.

•

When a party participates in, but does not share in the control of a joint operation, and subsequently takes joint control of that joint operation, this will constitute the acquisition of a business and previously held interest in the joint operation are not measured.

•	IAS 12 Income Tax

All income tax consequence of dividends (including payments on financial instruments classified as equity) are recognized consistently with the transactions that generated the distributable profits (i.e., in profit or loss, OCI or equity basis).

•	IAS 23 Borrowing Costs

With respect to the treatment of costs for loans subject to capitalization:

•

To the extent that an entity borrows funds generally and uses them for the purpose of obtaining a qualifying asset, that entity shall determine the amount of borrowing costs eligible for capitalization by applying a capitalization rate to the expenditures on that asset. The capitalization rate shall be the weighted average of the borrowing costs applicable to all borrowings of the entity that are outstanding during the period.

•

However, an entity shall exclude from this calculation borrowing cost applicable to borrowing made specifically for the purpose of obtaining a qualifying asset until substantially all the activities necessary to prepare that asset for its intended used or sale are complete.

The amount of borrowing costs that an entity capitalizes during a period shall not exceed the amount of borrowing costs it incurred during that period.

The amendments are effective for annual periods beginning on or after January 1, 2019.

PEMEX is in the process of evaluating the impact that these amendments will have on its consolidated financial statements.